Fair value measurements - Schedule of Investments Held by Plan that are Measured at Fair Value (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	$ 250,449,827	$ 226,670,008
Investment held in master trust, recorded at fair value	263,382,548	236,067,272
Dominion Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	111,817,928	109,004,669
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	682,212
Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	111,817,928	109,686,881
Investment held in master trust, recorded at fair value	380,511,478	396,825,975
Short-term Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment held in master trust, recorded at fair value	380,511,478	396,825,975
Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investment held in master trust, recorded at fair value	2,912,622,035	2,645,983,838
Level 1 | Dominion Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	111,817,928	109,004,669
Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	682,212
Level 1 | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	111,817,928	109,686,881
Investment held in master trust, recorded at fair value	0	0
Level 1 | Short-term Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment held in master trust, recorded at fair value	0	0
Level 2 | Dominion Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	0
Level 2 | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	0
Investment held in master trust, recorded at fair value	380,511,478	396,825,975
Level 2 | Short-term Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment held in master trust, recorded at fair value	380,511,478	396,825,975
Level 3 | Dominion Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	0
Level 3 | Investment Excluding Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	0	0
Investment held in master trust, recorded at fair value	0	0
Level 3 | Short-term Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment held in master trust, recorded at fair value	0	0
Assets Recorded at NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment recorded at fair value	138,631,899	116,983,127
Investment held in master trust, recorded at fair value	$ 2,532,110,557	$ 2,249,157,863